UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-05655

Deutsche Municipal Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  11/30

Date of reporting period:  8/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2014 (Unaudited)

Deutsche Municipal Income Trust
(formerly DWS Municipal Income Trust)
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 117.5%
Arizona 1.1%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citibank NA	1,050,000	1,199,289
5.5%, 12/1/2029, GTY: Citibank NA	1,400,000	1,669,934
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Series A, 5.0%, 7/1/2040	3,000,000	3,197,280

		6,066,503
California 19.9%
Beaumont, CA, Utility Authority Revenue, Wastewater Enterprise Project, Series A, 0.03% *, 9/1/2041, LOC: Union Bank of California NA	2,010,000	2,010,000
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series F-1, Prerefunded, 5.125%, 4/1/2039	5,000,000	5,946,350
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West, Series A, 6.0%, 7/1/2039	3,500,000	3,972,010
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	3,180,000	4,453,431
California, San Gorgonio Memorial Healthcare, Election of 2006, Series C, Prerefunded, 7.2%, 8/1/2039	5,000,000	5,975,650
California, South Bayside Waste Management Authority, Solid Waste Enterprise Revenue, Shoreway Environmental Center, Series A, 6.25%, 9/1/2029	5,345,000	6,166,954
California, State General Obligation:
Series A, 144A, 0.03% *, 5/1/2040, LOC: Royal Bank of Canada	750,000	750,000
5.0%, 11/1/2043	5,000,000	5,644,550
5.25%, 4/1/2035	4,295,000	4,955,872
5.5%, 3/1/2040	1,370,000	1,585,131
6.0%, 4/1/2038	10,000,000	11,912,300
California, State Health Facilities Financing Authority Revenue, Children's Hospital, Series D, 0.04% *, 11/1/2034, GTY: Children's Healthcare of California, LOC: U.S. Bank NA	755,000	755,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	2,000,000	2,429,480
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.25%, 4/1/2034	6,640,000	7,879,422
California, Statewide Communities Development Authority Revenue, American Baptist Homes of the West, 6.25%, 10/1/2039, GTY: American Baptist Homes of the Midwest	1,250,000	1,356,725
Corona-Norco, CA, Unified School District, Election of 2006, Series A, 5.0%, 8/1/2031, INS: AGMC	5,130,000	5,649,566
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	3,000,000	3,470,520
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series B, 5.0%, 5/15/2035	8,500,000	9,585,025
Port Oakland, CA, Series A, AMT, 5.0%, 11/1/2027, INS: NATL	5,850,000	6,430,964
Rancho, CA, Water District Community Facilities District No. 89-5, Special Tax, 0.03% *, 9/1/2028, LOC: Wells Fargo Bank NA	500,000	500,000
San Diego County, CA, Regional Airport Authority Revenue, Series B, AMT, 5.0%, 7/1/2043	7,000,000	7,655,550
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	2,850,000	3,232,214
San Diego, CA, Unified School District, Election 2012, Series C, 5.0%, 7/1/2035	5,000,000	5,727,300

		108,044,014
Colorado 2.6%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024, INS: NATL	2,500,000	2,610,850
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	2,500,000	2,536,300
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	5,450,000	6,428,220
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 11/15/2043	2,400,000	2,622,336

		14,197,706
District of Columbia 0.9%
District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	800,000	885,816
Series A, AMT, 5.0%, 10/1/2043	3,400,000	3,726,026

		4,611,842
Florida 10.4%
Miami-Dade County, FL, Aviation Revenue, Series A, 5.5%, 10/1/2041	10,000,000	11,400,600
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A, AMT, 5.25%, 10/1/2033, INS: AGC	8,500,000	9,493,310
Series A-1, 5.375%, 10/1/2035	2,000,000	2,299,680
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series A, 5.75%, 4/1/2028	3,000,000	3,193,530
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,229,890
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project:
5.5%, 10/1/2028	5,290,000	5,767,528
5.75%, 10/1/2038	5,000,000	5,434,900
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	2,705,000	2,942,039
Series A, 5.0%, 7/1/2040	11,895,000	12,858,733

		56,620,210
Georgia 7.8%
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	1,030,000	1,157,092
Series C, AMT, 5.0%, 1/1/2037	1,690,000	1,812,576
Atlanta, GA, Water & Wastewater Revenue, Series A, 6.25%, 11/1/2039	5,815,000	6,883,041
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare, Series A, 5.5%, 2/15/2045	2,135,000	2,309,173
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2020, GTY: JPMorgan Chase & Co.	7,250,000	8,235,130
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co., Inc.	5,000,000	5,962,150
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co., Inc.	10,000,000	12,080,000
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	3,300,000	3,728,835

		42,167,997
Guam 0.1%
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	535,000	602,324
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	4,200,000	4,547,214
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	1,000,000	1,164,340

		5,711,554
Idaho 0.9%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center:
5.0%, 7/1/2035, INS: AGMC	2,500,000	2,674,550
6.75%, 11/1/2037	2,135,000	2,410,885

		5,085,435
Illinois 8.6%
Chicago, IL, Airport Revenue, O'Hare International Airport:
Series A, 5.75%, 1/1/2039	5,000,000	5,709,100
Series B, 6.0%, 1/1/2041	9,000,000	10,426,590
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2035	2,025,000	2,109,523
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	2,500,000	2,744,275
Series D, 6.5%, 11/1/2038	1,000,000	1,166,790
Illinois, Finance Authority Revenue, Memorial Health Systems, 5.5%, 4/1/2039	4,200,000	4,505,256
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	5,750,000	6,290,270
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place, Series B, 5.0%, 6/15/2050, INS: AGMC	3,000,000	3,161,460
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	915,000	1,078,309
Illinois, State Finance Authority Revenue, Ascension Health Credit Group, Series A, 5.0%, 11/15/2032	730,000	813,300
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	1,580,000	1,689,273
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	5,074,501
Illinois, State General Obligation, 5.5%, 7/1/2038	385,000	417,325
University of Illinois, Auxiliary Facilities Systems, Series A, 5.25%, 4/1/2041	1,250,000	1,375,763

		46,561,735
Indiana 1.4%
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	1,745,000	1,981,831
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	5,000,000	5,365,000

		7,346,831
Kentucky 1.8%
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2042, INS: AGC	4,000,000	4,304,280
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	5,000,000	5,180,300

		9,484,580
Louisiana 1.0%
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	3,000,000	3,197,970
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	2,315,000	2,433,158

		5,631,128
Maryland 0.5%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	1,100,000	1,332,749
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital, 5.75%, 1/1/2033	1,500,000	1,561,665

		2,894,414
Massachusetts 1.2%
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,847,925
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	3,570,000	3,902,081

		6,750,006
Michigan 4.0%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, 5.25%, 7/1/2039	1,120,000	1,188,185
Michigan, State Building Authority Revenue, Series I-A, 5.375%, 10/15/2041	7,500,000	8,478,450
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	2,495,000	2,799,490
Series I, 6.0%, 10/15/2038	1,000,000	1,153,940
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health Hospital, 5.75%, 11/15/2039	5,000,000	5,506,350
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, Prerefunded, 8.25%, 9/1/2039	1,800,000	2,327,958

		21,454,373
Minnesota 0.3%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	1,140,000	1,355,141
Mississippi 0.3%
Warren County, MS, Gulf Opportunity Zone, International Paper Co., Series A, 6.5%, 9/1/2032	1,525,000	1,721,664
Nevada 3.8%
Clark County, NV, Airport Revenue, Series B, 5.125%, 7/1/2036	4,305,000	4,698,606
Henderson, NV, Health Care Facility Revenue, Catholic Healthcare West, Series B, 5.25%, 7/1/2031	10,000,000	10,557,200
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	4,830,000	5,438,580

		20,694,386
New Jersey 5.7%
New Jersey, Hospital & Healthcare Revenue, General Hospital Center at Passaic, ETM, 6.75%, 7/1/2019, INS: AGMC	5,000,000	5,834,500
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,400,000	1,400,812
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,359,138
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.5%, 6/15/2039	1,730,000	1,954,225
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	2,500,000	2,761,600
Series B, 5.5%, 6/15/2031	6,200,000	7,185,304
Series A, 5.5%, 6/15/2041	5,460,000	6,151,891
Series A, 6.0%, 12/15/2038	1,955,000	2,291,983
New Jersey, State Turnpike Authority Revenue, Series E, 5.25%, 1/1/2040	1,750,000	1,957,743

		30,897,196
New York 8.0%
New York, Metropolitan Transportation Authority Revenue:
Series C, 5.0%, 11/15/2038	6,000,000	6,649,020
Series D, 5.0%, 11/15/2038	1,090,000	1,209,126
Series C, 5.0%, 11/15/2042	5,000,000	5,525,100
Series A-1, 5.25%, 11/15/2039	4,000,000	4,541,840
New York, State Agency General Obligation Lease, Higher Education Revenue, Dormitory Authority, City University, Series A, 5.625%, 7/1/2016	1,060,000	1,124,968
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2036	2,000,000	2,292,280
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	8,000,000	9,128,880
New York, Utility Debt Securitization Authority, Restructuring Revenue:
Series TE, 5.0%, 12/15/2034	800,000	937,760
Series TE, 5.0%, 12/15/2035	1,000,000	1,167,760
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution:
Series AA, 5.0%, 6/15/2044	5,000,000	5,648,300
Series EE, 5.375%, 6/15/2043	3,750,000	4,397,850
Port Authority of New York & New Jersey:
5.0%, 9/1/2036	205,000	238,001
5.0%, 9/1/2039	510,000	586,418

		43,447,303
North Carolina 0.6%
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	3,000,000	3,482,370
North Dakota 0.7%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	3,240,000	3,864,089
Ohio 3.0%
Cuyahoga County, OH, Health Care Facility Revenue, AM McGregor Home Project, 0.06% *, 5/1/2049, LOC: Northern Trust Co.	855,000	855,000
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	1,500,000	1,826,670
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health:
Series A, 5.5%, 1/1/2039	5,000,000	5,605,300
Series B, 5.5%, 1/1/2039	3,500,000	3,923,710
Ohio, State Turnpike Commission, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/2039	3,520,000	3,993,898

		16,204,578
Pennsylvania 2.7%
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	1,700,000	1,956,734
Franklin County, PA, Industrial Development Authority Revenue, Chambersburg Hospital Project, 5.375%, 7/1/2042	7,000,000	7,488,880
Pennsylvania, State Turnpike Commission Revenue, Series A, 5.0%, 12/1/2038	2,030,000	2,293,189
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	2,835,000	3,056,924

		14,795,727
Puerto Rico 3.3%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.5%, 8/1/2042	3,000,000	2,406,090
Series A, 6.0%, 8/1/2042	3,200,000	2,710,528
Series A, 6.375%, 8/1/2039	15,000,000	12,854,250

		17,970,868
Rhode Island 0.4%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	2,000,000	2,336,540
South Carolina 3.5%
Charleston County, SC, Airport District, Airport System Revenue, Series A, AMT, 5.875%, 7/1/2032	6,560,000	7,643,121
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2031	1,000,000	1,111,860
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	2,550,000	2,790,032
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, 5.75%, 12/1/2043	6,220,000	7,336,801

		18,881,814
Tennessee 1.6%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue, 5.0%, 12/15/2021, GTY: Merrill Lynch & Co., Inc.	2,000,000	2,296,940
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.625%, 4/1/2038	4,000,000	4,326,280
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	2,050,000	2,146,268

		8,769,488
Texas 15.5%
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, Prerefunded, 7.25%, 12/1/2035	1,000,000	1,264,260
Harris County, TX, Houston Port Authority, Series A, AMT, 6.25%, 10/1/2029	3,000,000	3,506,160
Houston, TX, Airport Revenue, People Mover Project, Series A, AMT, 5.5%, 7/15/2017, INS: AGMC	2,085,000	2,093,214
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	3,500,000	3,904,705
Second Tier, Series F, 5.75%, 1/1/2038	6,500,000	7,246,460
First Tier, 6.0%, 1/1/2043	5,000,000	5,839,400
North Texas, Tollway Authority Revenue, Special Project Systems, Series D, 5.0%, 9/1/2032	2,000,000	2,278,820
Texas, Dallas/Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2035	2,000,000	2,130,280
Series H, AMT, 5.0%, 11/1/2042	5,425,000	5,775,726
Series F, 5.25%, 11/1/2033	3,500,000	4,049,710
Series A, 5.25%, 11/1/2038	4,000,000	4,438,520
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
Series B, 5.0%, 4/1/2053	3,500,000	3,827,180
Series B, 5.25%, 10/1/2051	5,000,000	5,587,250
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.855% **, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	1,500,000	1,325,865
Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co., Inc.	5,000,000	6,205,100
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021, GTY: The Goldman Sachs Group, Inc.	1,155,000	1,351,558
5.5%, 8/1/2025, GTY: The Goldman Sachs Group, Inc.	7,250,000	8,629,168
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	1,600,000	1,858,912
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue:
5.0%, 12/15/2030	250,000	271,530
5.0%, 12/15/2031	3,165,000	3,409,528
5.0%, 12/15/2032	2,000,000	2,139,880
West Harris County, TX, Regional Water Authority, Water Systems Revenue, 5.0%, 12/15/2035	6,500,000	7,083,570

		84,216,796
Virgin Islands 0.5%
Virgin Islands, Public Finance Authority Revenue, Gross Receipts Tax Loan Note, Series A, 5.0%, 10/1/2032	2,500,000	2,757,475
Virginia 0.3%
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	1,370,000	1,615,709
Washington 3.7%
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	6,000,000	6,340,560
Washington, State Health Care Facilities Authority, Catholic Health Initiatives, Series A, 5.0%, 2/1/2041	5,000,000	5,347,750
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	1,825,000	2,426,064
Washington, State Motor Vehicle Tax-Senior 520 Corridor Program, Series C, 5.0%, 6/1/2031	5,000,000	5,814,550

		19,928,924
Wisconsin 0.3%
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	1,555,000	1,821,651

Total Municipal Bonds and Notes (Cost $558,931,893)		637,992,371
Underlying Municipal Bonds of Inverse Floaters (a) 39.2%
Florida 6.7%
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (b)	3,740,000	4,187,254
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (b)	3,915,000	4,383,182
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (b)	4,122,500	4,615,496
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (b)	4,317,500	4,833,815
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (b)	16,470,000	18,439,592
Trust: Miami-Dade County, FL, Transit Improvements, Series 2008-1160, 144A, 9.381%, 7/1/2016, Leverage Factor at purchase date: 2 to 1

		36,459,339
Massachusetts 4.9%
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/1/2032 (b)	18,250,000	20,629,875
Massachusetts, State Water Pollution Abatement Trust, Series 13, 5.0%, 8/28/2037 (b)	5,000,000	5,652,020
Trust: Massachusetts, State Pollution Control, Water Utility Improvements, Series 3159, 144A, 13.772%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		26,281,895
Nevada 6.0%
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2028 (b)	9,447,355	10,592,748
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/1/2029 (b)	9,919,723	11,122,386
Clark County, NV, General Obligation, Limited Tax-Bond Bank, 5.0%, 6/3/2030 (b)	9,627,878	10,795,157
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.773%, 6/1/2016, Leverage Factor at purchase date: 3 to 1

		32,510,291
New York 11.7%
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2026 (b)	10,000,000	11,002,701
Trust: New York, State Dormitory Authority Revenue, Series 3160, 144A, 13.773%, 3/15/2015, Leverage Factor at purchase date: 3 to 1
New York, State Dormitory Authority, State Personal Income Tax Revenue, Series A, 5.0%, 3/15/2024 (b)	10,000,000	11,055,500
Trust: New York, State Dormitory Authority Revenue, Secondary Issues, Series 1955-3, 144A, 18.26%, 3/15/2015, Leverage Factor at purchase date: 4 to 1
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2025 (b)	5,425,000	6,009,524
New York, State Dormitory Authority Revenues, State Supported Debt, University Dormitory Facilities, 5.0%, 7/1/2027 (b)	8,080,000	8,950,591
Trust: New York, State Dormitory Authority Revenues, Series 3169, 144A, 13.77%, 7/1/2025, Leverage Factor at purchase date: 3 to 1
New York, Triborough Bridge & Tunnel Authority Revenues, Series C, 5.0%, 11/15/2033 (b)	6,000,000	6,798,960
Trust: New York, Triborough Bridge & Tunnel Authority Revenues, Series 2008-1188, 144A, 9.35%, 11/15/2033, Leverage Factor at purchase date: 2 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (b)	17,560,000	19,493,532
Trust: New York City, NY, Series 2008-1190, 144A, 9.35%, 11/1/2027, Leverage Factor at purchase date: 2 to 1

		63,310,808
Tennessee 6.6%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (b)	10,756,695	12,298,173
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.255%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (b)	10,200,000	11,661,252
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.26%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (b)	10,564,925	12,077,751
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.268%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		36,037,176
Virginia 3.3%
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2027 (b)	8,190,000	9,346,793
Virginia, State Resource Authority, Clean Water Revenue, 5.0%, 10/1/2028 (b)	7,630,000	8,707,697
Trust: Virginia, State Resource Authority, Clean Water Revenue, Series 2917, 144A, 11.462%, 10/1/2028, Leverage Factor at purchase date: 2.5 to 1

		18,054,490

Total Underlying Municipal Bonds of Inverse Floaters (Cost $190,065,684)		212,653,999
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $748,997,577) †	156.7	850,646,370
MTPS, at Liquidation Value	(34.8)	(188,865,000)
Floating Rate Notes (a)	(21.9)	(119,181,576)
Other Assets and Liabilities, Net	1.8	10,116,294
Remarketed Preferred Shares, at Liquidation Value	(1.8)	(9,885,000)

Net Assets	100.0	542,831,088

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2014.

**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of August 31, 2014.

†
The cost for federal income tax purposes was $627,053,321.  At August 31, 2014, net unrealized appreciation for all securities based on tax cost was $104,411,473.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $106,498,161 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,086,688.

(a)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represent leverage to the Fund and is the amount owed to the floating rate note holders.

(b)
Security forms part of the below inverse floater.  The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments(c)	$—	$850,646,370	$—	$850,646,370
Total	$—	$850,646,370	$—	$850,646,370

There have been no transfers between fair value measurement levels during the period ended August 31, 2014.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Municipal Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2014